Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Key Management Personnel Remuneration

KEY MANAGEMENT PERSONNEL REMUNERATION	2017 £m	2016 £m	2015 £m
Salaries, other short-term employee benefits and non-executive fees	5	5	5
Post-employment benefits	1	1	1
Share based remuneration*	6	5	5
Total	12	11	11

Summary of Executive Directors Remuneration
EXECUTIVE DIRECTORS		Salary £’000	Benefits £’000	Annual incentive £’000	Cost of share based remuneration* £’000	Cost of pension provision* £’000	Total £’000
Total Executive Directors	2017	1,889	101	1,964	5,549	983	10,486
	2016	1,843	88	1,881	5,409	1,052	10,273
	2015	1,797	92	1,889	5,181	966	9,925

Summary of Non-Excecutive Directors Remuneration

NON-EXECUTIVE DIRECTORS	2017 £’000	2016 £’000	2015 £’000
Fees and benefits	1,396	1,364	1,145